UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        3-31-2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     April 16, 2008
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            111
                                                           --------------------

Form 13F Information Table Value Total:                     $  134,448
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     3149    39780 SH       SOLE                    39780
AT&T Inc.                      Com              00206R102     2965    77406 SH       SOLE                    77406
Abbott Labs                    Com              002824100      858    15561 SH       SOLE                    15561
Air Prods & Chems Inc          Com              009158106     2161    23489 SH       SOLE                    23489
Alcoa Inc                      Com              013817101      881    24430 SH       SOLE                    23830               600
American Express Co            Com              025816109      442    10100 SH       SOLE                    10100
American Intl Group            Com              026874107      260     6000 SH       SOLE                     6000
Amgen Inc                      Com              031162100      313     7500 SH       SOLE                     7500
Anheuser Busch Cos             Com              035229103      204     4290 SH       SOLE                     4290
Apache Corp                    Com              037411105      483     4000 SH       SOLE                     4000
Applied Matls Inc              Com              038222105      531    27200 SH       SOLE                    27200
Aqua America Inc               Com              03836W103      815    43385 SH       SOLE                    43385
Automatic Data Process         Com              053015103     2080    49075 SH       SOLE                    48775               300
Avery Dennison Corp            Com              053611109     1812    36800 SH       SOLE                    36800
Avon Prods Inc                 Com              054303102      370     9356 SH       SOLE                     9356
BP Plc Spons ADR               Com              055622104     1350    22267 SH       SOLE                    22267
Bank New York Mellon Corp      Com              064058100      515    12348 SH       SOLE                    12348
Bank Of America Corp           Com              060505104     1383    36475 SH       SOLE                    36031               444
Becton Dickinson & Co          Com              075887109     2036    23712 SH       SOLE                    23712
Berkshire Hathaway Cl B        Com              084670207      944      211 SH       SOLE                      211
Black & Decker Corp            Com              091797100      853    12900 SH       SOLE                    12900
Bristol Myers Squibb           Com              110122108      910    42711 SH       SOLE                    42711
Cabot Corp                     Com              127055101     1309    46765 SH       SOLE                    46765
Cabot Microelectronics         Com              12709P103      407    12670 SH       SOLE                    12670
Cabot Oil & Gas                Com              127097103      479     9426 SH       SOLE                     9426
Centurytel Inc                 Com              156700106      239     7180 SH       SOLE                     7180
Chevron Corp                   Com              166764100     6373    74659 SH       SOLE                    74474               185
Chubb Corp                     Com              171232101     2250    45479 SH       SOLE                    45479
Cinncinnati Financial Corp     Com              172062101      513    13486 SH       SOLE                    13486
Cisco Sys Inc                  Com              17275R102      505    20950 SH       SOLE                    20550               400
Citigroup Inc                  Com              172967101     1083    50582 SH       SOLE                    50582
Coca Cola Co                   Com              191216100      774    12711 SH       SOLE                    12711
Colgate Palmolive Co           Com              194162103      580     7442 SH       SOLE                     7442
Commerce Bancshares            Com              200525103      313     7458 SH       SOLE                     7458
Commerce Group Inc Mass        Com              200641108     1117    30976 SH       SOLE                    30976
Conocophillips                 Com              20825C104      659     8648 SH       SOLE                     8360               288
Corning Inc                    Com              219350105      777    32336 SH       SOLE                    32336
Danaher Corp                   Com              235851102      551     7250 SH       SOLE                     7250
Deere & Co                     Com              244199105      481     5984 SH       SOLE                     5984
Dow Chem Co                    Com              260543103      238     6471 SH       SOLE                     6121               350
Du Pont E I De Nemours         Com              263534109     1484    31736 SH       SOLE                    31736
Duke Energy Corp               Com              26441C105      724    40560 SH       SOLE                    40560
E M C Corp Mass                Com              268648102     1224    85345 SH       SOLE                    85345
Eastman Kodak Co               Com              277461109      210    11900 SH       SOLE                    11900
Elan Corp Plc ADR              Com              284131208      500    23950 SH       SOLE                    23950
Embraer Empresa Brasileria ADR Com              29081M102      298     7550 SH       SOLE                     7550
Emerson Electric Co            Com              291011104     2819    54788 SH       SOLE                    54188               600
Exxon Mobil Corp               Com              30231G102     8983   106204 SH       SOLE                   106204
FPL Group Inc                  Com              302571104      824    13140 SH       SOLE                    12738               402
Financial Select Sector Spdr   Com              81369Y605      390    15665 SH       SOLE                    15665
General Elec Co                Com              369604103     5363   144910 SH       SOLE                   144910
Glaxo SmithKline ADR           Com              37733W105      201     4732 SH       SOLE                     4732
Gold Resource Corp             Com              38068T105       56    12000 SH       SOLE                    12000
Halliburton Co                 Com              406216101     1360    34583 SH       SOLE                    34583
Harley Davidson Inc            Com              412822108      695    18542 SH       SOLE                    18542
Harleysville Group Inc.        Com              412824104      392    10848 SH       SOLE                    10848
Harris Corp Del                Com              413875105      485    10000 SH       SOLE                    10000
Heinz H J Co                   Com              423074103      258     5500 SH       SOLE                     5500
Home Depot Inc                 Com              437076102      378    13517 SH       SOLE                    13517
Ingersoll-Rand Co Cl A         Com              G4776G101      618    13867 SH       SOLE                    13867
Intel Corp                     Com              458140100      856    40437 SH       SOLE                    40437
International Bus Mach         Com              459200101     4413    38329 SH       SOLE                    38229               100
Ishares Comex Gold Trust       Com              464285102      272     3000 SH       SOLE                     3000
Ishares MSCI EAFE Index Fd     Com              464287465     3769    52421 SH       SOLE                    52421
Ishares MSCI Japan Index Fd    Com              464286848      774    62583 SH       SOLE                    62583
Ishares Tr DJ Us Tech Sec      Com              464287721      803    15295 SH       SOLE                    15295
Ishares Tr Russell 1000 Growth Com              464287614     5608   103015 SH       SOLE                   103015
Ishares Tr S&P Small Cap 600   Com              464287804      322     5365 SH       SOLE                     5365
JPMorgan Chase & Co            Com              46625H100     2223    51766 SH       SOLE                    51266               500
Johnson & Johnson              Com              478160104     8291   127807 SH       SOLE                   127807
Kimberly Clark Corp            Com              494368103      780    12086 SH       SOLE                    12086
Kraft Foods Inc Cl A           Com              50075N104      285     9201 SH       SOLE                     9201
Lilly Eli & Co                 Com              532457108      268     5200 SH       SOLE                     5200
Lowes Cos Inc                  Com              548661107      493    21500 SH       SOLE                    21500
Marathon Oil Corp              Com              565849106      418     9160 SH       SOLE                     9160
McDonald's Corp                Com              580135101      553     9908 SH       SOLE                     9908
Medco Health Solutions         Com              58405U102     1049    23944 SH       SOLE                    23096               848
Medtronic Inc                  Com              585055106      248     5120 SH       SOLE                     5120
Merck & Co Inc                 Com              589331107     1709    45028 SH       SOLE                    45028
Merrill Lynch & Co Inc         Com              590188108      795    19508 SH       SOLE                    19508
Microsoft Corp                 Com              594918104     1721    60633 SH       SOLE                    60633
Midcap Spdr Tr Ser 1           Com              595635103     1001     7091 SH       SOLE                     7091
Miller (Herman) Inc            Com              600544100      322    13100 SH       SOLE                    13100
Morgan Stanley                 Com              617446448      310     6785 SH       SOLE                     6785
Motorola Inc                   Com              620076109      138    14800 SH       SOLE                    14800
Norfolk Southern Corp          Com              655844108      250     4600 SH       SOLE                     4600
PNC Finl Svcs Group            Com              693475105      747    11396 SH       SOLE                    11396
Pepsico Inc                    Com              713448108     3320    45987 SH       SOLE                    45987
Pfizer Inc                     Com              717081103     1104    52763 SH       SOLE                    52763
Procter & Gamble Co            Com              742718109     4691    66944 SH       SOLE                    66944
Raytheon Co                    Com              755111507      208     3225 SH       SOLE                     3225
Rohm & Haas Co                 Com              775371107      396     7323 SH       SOLE                     7323
Royal Dutch Shell PLC ADR Cl A Com              780259206      624     9050 SH       SOLE                     9050
Schlumberger Ltd               Com              806857108     1014    11650 SH       SOLE                    11250               400
Select Sector Spdr Health Care Com              81369Y209      365    11710 SH       SOLE                    11710
Spdr Tr Unit Ser 1             Com              78462F103      267     2022 SH       SOLE                     2022
Sprint Nextel Corp             Com              852061100      102    15199 SH       SOLE                    15199
State Str Corp                 Com              857477103     1054    13345 SH       SOLE                    13345
Sysco Corp                     Com              871829107      241     8300 SH       SOLE                     8300
Target Corp                    Com              87612E106      606    11965 SH       SOLE                    11665               300
Texas Instruments              Com              882508104     1471    52019 SH       SOLE                    51619               400
Union Pac Corp                 Com              907818108      504     4020 SH       SOLE                     4020
United Parcel Svc Cl B         Com              911312106      780    10680 SH       SOLE                    10680
United Technologies Cp         Com              913017109     1029    14950 SH       SOLE                    14950
Vanguard Emerging Mkt ETF      Com              922042858      390     4150 SH       SOLE                     4150
Vanguard Index Tr Stk Mkt ETF  Com              922908769      349     2665 SH       SOLE                     2665
Verizon Comm                   Com              92343V104     2658    72910 SH       SOLE                    72310               600
Wachovia Corp                  Com              929903102      747    27651 SH       SOLE                    27651
Wyeth                          Com              983024100     2205    52806 SH       SOLE                    52506               300
Ishares IBoxx Invest Grade Cor Com              464287242      205     1952 SH       SOLE                     1952
Ishares Tr 1-3 Yr Tr Index     Com              464287457      474     5633 SH       SOLE                     5633